Lease Liabilities	12 Months Ended
Dec. 31, 2024
Lease Liabilities [Abstract]
LEASE LIABILITIES
8.	LEASE LIABILITIES

The Company’s lease liabilities primarily relate to a drilling contract, vehicles, and office space:

As at December 31
($ thousands)	2024	2023
Balance, beginning of year	$13,724	$963
Additions	907	12,789
Interest expense	1,613	71
Payments	(6,934)	(99)
Balance, end of year	$9,310	$13,724
Current portion	$7,014	$6,002
Non-current portion	$2,296	$7,722

The Company’s minimum lease payments are as follows:

As at December 31
($ thousands)	2024	2023
Within 1 year	$7,669	$6,002
Within 2 to 5 years	1,901	9,252
Later than 5 years	825	1,015
Minimum lease payments	10,395	16,269
Amounts representing finance charges	(1,085)	(2,545)
Present value of net minimum lease payments	$9,310	$13,724